NOTE 1 – NATURE OF OPERATIONS	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1 – NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Organization and Nature of Business

On July 21, 2008, the Company was incorporated in the State of Nevada as Cutversion Technologies, Corp. On January 10, 2011 the Company filed an amendment to its Articles of Incorporation to change its name to Flex Fuel Technologies, Inc.

The Company is an alternative energy / alternative fuels (biofuels) company that intends to manufacture and distribute an E85 conversion kit.

The Company has not generated any revenues to date and has limited operations and in accordance with Financial Accounting Standards Board Accounting Standards Codification (ASC topic 915) is considered to be in the development stage.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues, costs and expenses during the reporting period. Actual results could differ from the estimates.

Going Concern

The accompanying financial statements have been prepared assuming that the company will continue as a going concern. The Company has not generated any revenues to date and has not enacted its entire business plan as of May 31, 2013. In addition, the Company has a working capital deficit in the amount of $486,545 and does not have sufficient capital to fund its operations for the next twelve months. This raises substantial doubt about the Company’s ability to continue as a going concern. Management’s plan is to raise additional funds through the issuance of notes payable and sale of its common stock in order to implement its business plan. There can be no assurances that we will be successful in raising additional capital resources. If we are not successful, it would be unlikely for the Company to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty.

NOTE 1 – NATURE OF OPERATIONS

Organization and Nature of Business

On July 21, 2008, the Company was incorporated in the State of Nevada as Cutversion Technologies, Corp. On January 10, 2011 the Company filed an amendment to its Articles of Incorporation to change its name to Flex Fuel Technologies, Inc.

The Company is an alternative energy / alternative fuels (biofuels) company that intends to manufacture and distribute an E85 conversion kit.

The Company has not generated any revenues to date and has limited operations and in accordance with Financial Accounting Standards Board Accounting Standards Codification (ASC topic 915) is considered to be in the development stage.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues, costs and expenses during the reporting period. Actual results could differ from the estimates.

Going Concern

The accompanying financial statements have been prepared assuming that the company will continue as a going concern. The Company has not generated any revenues to date and has not enacted its entire business plan as of December 31, 2012. In addition, the Company has a working capital deficit in the amount of $459,572 and does not have sufficient capital to fund its operations for the next twelve months. This raises substantial doubt about the Company’s ability to continue as a going concern. Management’s plan is to raise additional funds through the issuance of notes payable and sale of its common stock in order to implement its business plan. There can be no assurances that we will be successful in raising additional capital resources. If we are not successful, it would be unlikely for the Company to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty.